Operations by Business Segment and Geographic Area - Additional Operating Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Dec. 31, 2017 USD ($) item $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Westinghouse
Segment reporting information
Number of subcontracts | item		2
V.C. Summer
Segment reporting information
Accounts receivable		$ 66
Plant Vogtle
Segment reporting information
Accounts receivable		2
Nu Scale Power | Cost-sharing agreement, research and development activities
Segment reporting information
Qualified expenses reimbursed	$ 217
Energy & Chemicals
Segment reporting information
Effect of forecast revision on estimated project cost		$ 44
Effect of forecast revision on estimated project cost, in dollars per diluted share | $ / shares		$ 0.20
Mining, Industrial, Infrastructure & Power | Forecast revisions for gas-fired power plant in Brunswick County, Virginia
Segment reporting information
Loss				$ 60
Loss per diluted share (in dollars per share) | $ / shares				$ 0.26
U.S. | Energy & Chemicals
Segment reporting information
Effect of forecast revision on estimated project cost		$ 260	$ 265
Effect of forecast revision on estimated project cost, in dollars per diluted share | $ / shares			$ 1.20
U.S. | Mining, Industrial, Infrastructure & Power
Segment reporting information
Effect of forecast revision on estimated project cost		$ 260
Effect of forecast revision on estimated project cost, in dollars per diluted share | $ / shares		$ 1.18
Reportable segments | Mining, Industrial, Infrastructure & Power | Nu Scale Power
Segment reporting information
Research and development expense		$ 76	$ 92	$ 80
Reportable segments | Mining, Industrial, Infrastructure & Power | Nu Scale Power | Cost-sharing agreement, research and development activities | U.S. Department of Energy | Total cost of revenue
Segment reporting information
Qualified expenses reimbursed		$ 48	$ 57	$ 65